Related Party and Exempt Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Exempt Party-in-Interest Transactions	RELATED PARTY AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Parties-in-interest include Plan fiduciaries, employees, participant employers and service providers, certain owners and certain relatives of such individuals, as defined by ERISA.

There were a range of investment options available in the Plan at December 31, 2025 and 2024, of which one was an employer stock fund (Morgan Stanley Stock Fund). All party-in-interest investments are in funds issued by Northern Trust, PIMCO, Blackrock, JPMorgan Chase Bank, N.A., Thompson, Siegel & Walmsley, Wellington Trust Company, N.A., State Street Global Advisors, and William Blair Investment Management, LLC.

The Plan has a revenue-sharing agreement whereby Northern Trust, as fund manager of the Northern Trust Sustainability Index Fund, returns a portion of the investment fees to the recordkeeper to offset the Plan’s administrative expenses. Revenue-sharing activity of this fund was not significant.

Investments in and gain or losses related to common stock and funds issued by Morgan Stanley and notes receivables from participants are as follows:

	At December 31, 2025	At December 31, 2024	Year Ended December 31, 2025
Morgan Stanley common stock
Number of shares held	$24,995,637	$26,058,267	n/a
Fair value of shares held	$4,437,475,437	$3,276,045,327	n/a
Net realized gain	n/a	n/a	$177,136,227
Dividend income	n/a	n/a	$99,549,410

Notes receivable from participants
Participant loans	$130,838,275	$130,367,784	n/a
Interest income	n/a	n/a	$10,141,322

Eligible participants of the Morgan Stanley Stock Fund may elect to receive current cash payment of dividends paid on the Morgan Stanley Stock Fund within the Plan, to the extent provided in the Plan. The separate accounts may include insignificant holdings of common stock issued by certain principal shareholders of Morgan Stanley.

Certain officers and employees of the Plan Sponsor (who may also be participants in the Plan) perform administrative services related to the operation, record keeping and financial reporting of the Plan. The Plan Sponsor pays these individuals’ salaries and other administrative expenses on behalf of the Plan. Certain fees, including fees for the investment management services, to the extent not paid by the Plan Sponsor, are paid by the Plan. All direct and indirect fees paid by the Plan are considered party-in-interest transactions.